Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 235	$ 243	$ 318	$ 290	$ 323
Net capital lease assets included in property and equipment	150		130	157
Accumulated depreciation and amortization of capital lease assets included in property and equipment	64		59	71
Proceeds from asset dispositions	40				65
Gain (loss) on asset dispositions	13
Capital contribution	13
Hotel [Member]
Property, Plant and Equipment [Line Items]
Sale and liquidation of foreign assets	3
Number of Hotels Sold	2
Proceeds from asset dispositions	9
Vacant Land [Member]
Property, Plant and Equipment [Line Items]
Proceeds from asset dispositions	6
HGV Grand Islander [Member]
Property, Plant and Equipment [Line Items]
Proceeds from asset dispositions and easement rights	37
Capital contribution	$ 13